Average Annual Total Returns - Great-West S and P 500 Index Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Institutional SinceInception	Institutional InceptionDate	Institutional S&P 500® Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional S&P 500® Index (reflects no deduction for fees, expenses or taxes) FiveYears	Institutional S&P 500® Index (reflects no deduction for fees, expenses or taxes) TenYears	Institutional S&P 500® Index (reflects no deduction for fees, expenses or taxes) SinceInception	Investor OneYear	Investor FiveYears	Investor TenYears	Investor SinceInception	Investor S&P 500® Index (reflects no deduction for fees, expenses or taxes) OneYear	Investor S&P 500® Index (reflects no deduction for fees, expenses or taxes) FiveYears	Investor S&P 500® Index (reflects no deduction for fees, expenses or taxes) TenYears	Investor S&P 500® Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L FiveYears	L TenYears	L SinceInception	L InceptionDate	L S&P 500® Index (reflects no deduction for fees, expenses or taxes) OneYear	L S&P 500® Index (reflects no deduction for fees, expenses or taxes) FiveYears	L S&P 500® Index (reflects no deduction for fees, expenses or taxes) TenYears	L S&P 500® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	18.27%	15.01%		12.98%	May 01, 2015	18.40%	15.22%		13.19%	17.77%	14.59%	13.24%		18.40%	15.22%	13.88%		17.30%	14.25%		13.40%	Jul. 29, 2011	18.40%	15.22%		14.25%